Cover	Sep. 15, 2026	May 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Registrant Name	INDIVIOR PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37835
Entity Tax Identification Number		41-2520873
Entity Address, Address Line One		10710 Midlothian Turnpike, Suite 125
Entity Address, City or Town		North Chesterfield
Entity Address, State or Province		VA
Entity Address, Postal Zip Code		23235
City Area Code		804
Local Phone Number		379-1090
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.001 par value per share
Trading Symbol		INDV
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Central Index Key	0001625297
Amendment Flag	false